Share-based payment - Summary of The Movement of The Restricted Shares (Details) - Restriction of ordinary shares ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥) shares
Statements [Line Items]
Outstanding, beginning of year | ¥	0	7,024	3,813
Vested and released | ¥	0	(7,024)
Vested and released before Reorganization | shares			(1,204)
Share sub-division upon Reorganization | shares			10,439
Vested and released after Reorganization | shares			(6,024)
Outstanding, end of year | ¥	0	0	7,024